John Hancock

ESG All Cap Core Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 99.3%		$27,286,046
(Cost $21,350,260)
Communication services 7.1%		1,945,805

Diversified telecommunication services 1.8%
Verizon Communications, Inc.	9,048	500,083
Interactive media and services 3.9%
Alphabet, Inc., Class A (A)	872	1,062,270
Media 1.4%
Omnicom Group, Inc.	4,780	383,452
Consumer discretionary 10.4%		2,845,017

Auto components 0.6%
BorgWarner, Inc.	4,232	159,970
Hotels, restaurants and leisure 1.6%
Starbucks Corp.	4,696	444,664
Household durables 0.6%
Newell Brands, Inc.	11,020	156,374
Internet and direct marketing retail 0.9%
Booking Holdings, Inc. (A)	133	250,919
Multiline retail 1.5%
Target Corp.	4,587	396,317
Specialty retail 3.0%
The Home Depot, Inc.	1,987	424,602
The TJX Companies, Inc.	7,513	409,909
Textiles, apparel and luxury goods 2.2%
Lululemon Athletica, Inc. (A)	1,585	302,878
NIKE, Inc., Class B	3,480	299,384
Consumer staples 7.3%		2,015,780

Food and staples retailing 1.7%
Costco Wholesale Corp.	1,735	478,218
Food products 3.2%
General Mills, Inc.	5,535	293,964
Lamb Weston Holdings, Inc.	3,560	238,947
McCormick & Company, Inc.	2,155	341,654
Household products 1.1%
The Procter & Gamble Company	2,491	294,038
Personal products 1.3%
Unilever NV, NY Shares	6,390	368,959
Energy 3.7%		1,027,798

Energy equipment and services 0.4%
Core Laboratories NV	2,531	126,980
Oil, gas and consumable fuels 3.3%
EOG Resources, Inc.	3,615	310,348
Marathon Petroleum Corp.	4,614	260,183
ONEOK, Inc.	4,713	330,287
Financials 12.3%		3,392,077

Banks 6.9%
Bank of America Corp.	20,452	627,467
East West Bancorp, Inc.	5,892	282,875

2 JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Republic Bank	3,083	$306,327
SVB Financial Group (A)	1,100	255,167
The PNC Financial Services Group, Inc.	3,052	436,131
Capital markets 1.1%
The Bank of New York Mellon Corp.	6,240	292,781
Insurance 4.3%
Aflac, Inc.	7,631	401,688
Reinsurance Group of America, Inc.	1,618	252,279
The Travelers Companies, Inc.	3,665	537,362
Health care 14.3%		3,929,461

Biotechnology 1.2%
Celgene Corp. (A)	3,539	325,093
Health care equipment and supplies 2.6%
Becton, Dickinson and Company	1,124	284,147
Medtronic PLC	4,159	423,968
Health care providers and services 4.2%
Cigna Corp.	2,256	383,340
CVS Health Corp.	2,556	142,804
LHC Group, Inc. (A)	1,883	238,350
Quest Diagnostics, Inc.	3,707	378,411
Life sciences tools and services 3.8%
Illumina, Inc. (A)	805	241,001
IQVIA Holdings, Inc. (A)	2,968	472,417
Waters Corp. (A)	1,602	337,317
Pharmaceuticals 2.5%
Johnson & Johnson	1,436	186,996
Merck & Company, Inc.	6,213	515,617
Industrials 9.8%		2,682,400

Aerospace and defense 1.2%
Hexcel Corp.	4,025	329,084
Commercial services and supplies 0.6%
Interface, Inc.	10,995	152,391
Construction and engineering 0.7%
Quanta Services, Inc.	5,319	199,037
Electrical equipment 1.2%
Eaton Corp. PLC	4,008	329,418
Machinery 5.0%
Ingersoll-Rand PLC	2,200	272,052
The Middleby Corp. (A)	2,239	300,877
Wabtec Corp.	5,090	395,391
Xylem, Inc.	5,056	405,946
Road and rail 1.1%
J.B. Hunt Transport Services, Inc.	2,913	298,204
Information technology 22.1%		6,074,086

Electronic equipment, instruments and components 1.9%
IPG Photonics Corp. (A)	1,145	150,006
Trimble, Inc. (A)	8,410	355,407

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND 3

	Shares	Value
Information technology (continued)
IT services 5.4%
Accenture PLC, Class A	1,583	$304,854
Mastercard, Inc., Class A	2,139	582,386
PayPal Holdings, Inc. (A)	5,442	600,797
Semiconductors and semiconductor equipment 4.0%
Analog Devices, Inc.	2,675	314,206
First Solar, Inc. (A)	4,159	268,214
NXP Semiconductors NV	2,705	279,670
Xilinx, Inc.	2,116	241,668
Software 9.3%
Adobe, Inc. (A)	1,409	421,094
ANSYS, Inc. (A)	1,409	286,196
Blackbaud, Inc.	1,925	175,175
LogMeIn, Inc.	2,382	180,961
Microsoft Corp.	6,348	865,042
Palo Alto Networks, Inc. (A)	1,485	336,412
salesforce.com, Inc. (A)	1,903	294,014
Technology hardware, storage and peripherals 1.5%
Apple, Inc.	1,962	417,984
Materials 4.5%		1,230,411

Chemicals 4.5%
Air Products & Chemicals, Inc.	1,777	405,636
Ecolab, Inc.	2,197	443,201
International Flavors & Fragrances, Inc.	2,650	381,574
Real estate 4.5%		1,234,820

Equity real estate investment trusts 4.5%
AvalonBay Communities, Inc.	1,269	264,955
Federal Realty Investment Trust	1,153	152,208
HCP, Inc.	7,692	245,606
SBA Communications Corp. (A)	2,331	572,051
Utilities 3.3%		908,391

Electric utilities 1.3%
Avangrid, Inc.	6,944	351,019
Water utilities 2.0%
American Water Works Company, Inc.	4,856	557,372

	Yield (%)		Shares	Value
Short-term investments 0.4%				$111,244
(Cost $111,244)
Money market funds 0.4%				111,244

Federated Government Obligations Fund, Institutional Class	2.2100	(B)	111,244	111,244
Total investments (Cost $21,461,504) 99.7%				$27,397,290
Other assets and liabilities, net 0.3%				86,606
Total net assets 100.0%				$27,483,896

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-19.

4 JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

466Q3 07/19
This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund.	9/19